Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent assets
Property, plant and equipment	$ 1,223,982	$ 1,002,258
Goodwill	28,416	28,484
Other intangible assets	3,878	21,081
Right-of-use-assets	26,454	22,578
Investments in associates	2,977
Trade and other receivables	20,210	29,810
Deferred income tax assets	2,771	565
Total noncurrent assets	1,308,688	1,104,776
Current assets
Inventories	13,961	13,870
Trade and other receivables	46,096	51,019
Cash, bank balances and other short-term investments	315,013	202,947
Total current assets	375,070	267,836
Total assets	1,683,758	1,372,612
Equity
Capital stock	586,706	659,400
Share-based payment	31,601	23,046
Other accumulated comprehensive losses	(5,976)	(3,511)
Accumulated losses	(47,072)	(170,417)
Total equity	565,259	508,518
Noncurrent liabilities
Deferred income tax liabilities	175,420	135,567
Lease liabilities	19,408	17,498
Provisions	29,657	23,909
Borrowings	447,751	349,559
Warrants	2,544	362
Employee benefits	7,822	3,461
Trade and other payables	50,159
Total noncurrent liabilities	732,761	530,356
Current liabilities
Provisions	2,880	2,084
Lease liabilities	7,666	6,183
Borrowings	163,222	190,227
Salaries and social security payable	17,491	11,508
Income tax payable	44,625	0
Other taxes and royalties payable	11,372	5,117
Trade and other payables	138,482	118,619
Total current liabilities	385,738	333,738
Total liabilities	1,118,499	864,094
Total equity and liabilities	$ 1,683,758	$ 1,372,612